INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of inventory properties

AS AT DEC. 31 (MILLIONS)	2017	2016
Residential properties under development	$2,245	$2,215
Land held for development	1,922	1,609
Completed residential properties	917	952
Industrial products and other	1,227	573
Total	$6,311	$5,349

Schedule of current and non-current balances of inventory	The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2017	2016
Current	$3,585	$2,987
Non-current	2,726	2,362
Total	$6,311	$5,349